GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY of NEW YORK

489 Fifth Ave., 28th Floor

New York, New York 10017

May 2, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Life & Annuity Insurance Company of New York

Variable Annuity-2 Series Account

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

File Nos. 333-189440; 811-05961

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for Variable Annuity-2 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

1.        The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-effective Amendment No. 8 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.        The text of Post-effective Amendment No. 8 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 20, 2018.

Thank you for your time and attention. Please direct any questions or comments to me at 303-737-0172.

Sincerely,

/s/ Mike S. Knowles

Mike S. Knowles, Counsel

Great-West Life & Annuity Insurance Company of New York